Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ 66,635	£ 84,693
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	103,601	73,331
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	7,209	7,590
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	15,175	10,648
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(32,409)	(7,904)
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(26,941)	1,028
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(183,941)	(136,089)
Financial assets | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(133,613)	(93,315)
Financial assets | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(14,802)	(10,183)
Financial assets | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21,060)	(19,572)
Financial assets | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5,324)	(6,425)
Financial assets | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(9,142)	(6,594)
Financial liabilties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(117,306)	(51,396)
Financial liabilties | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(30,012)	(19,984)
Financial liabilties | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,593)	(2,593)
Financial liabilties | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5,885)	(8,924)
Financial liabilties | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(37,733)	(14,329)
Financial liabilties | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (36,083)	£ (5,566)